Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
July 31, 2025
SCF-S-NPRT3-0925
1.907962.115
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 2.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	2,425,000	9,945,654
Financials - 1.3%
Financial Services - 0.1%
Cuscal Ltd (a)	1,500,000	2,953,124
Insurance - 1.2%
nib holdings Ltd/Australia	1,204,263	5,717,555
Steadfast Group Ltd	10,359,645	39,427,597
		45,145,152
TOTAL FINANCIALS		48,098,276

Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (a)(b)	1,483,347	3,545,815
Materials - 0.8%
Metals & Mining - 0.8%
Imdex Ltd	15,535,232	30,166,317
Real Estate - 0.3%
Specialized REITs - 0.3%
National Storage REIT unit	6,250,000	9,583,504
TOTAL AUSTRALIA		101,339,566
AUSTRIA - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (a)(c)	140,000	2,834,283
BAILIWICK OF JERSEY - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
JTC PLC (b)(d)	2,240,000	27,778,024
BELGIUM - 2.1%
Financials - 1.7%
Banks - 1.7%
KBC Ancora	863,579	62,974,495
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Ion Beam Applications (c)	170,000	2,355,209
Health Care Providers & Services - 0.2%
Fagron	257,500	6,391,433
TOTAL HEALTH CARE		8,746,642

Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	438,500	6,845,694
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	138,500	3,243,313
TOTAL BELGIUM		81,810,144
CANADA - 3.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	117,800	3,282,519
Energy - 0.6%
Energy Equipment & Services - 0.3%
Pason Systems Inc	651,500	5,496,561
TerraVest Industries Inc	42,000	5,174,827
		10,671,388
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	500,000	13,131,495
TOTAL ENERGY		23,802,883

Industrials - 1.2%
Trading Companies & Distributors - 1.2%
Richelieu Hardware Ltd	1,753,920	43,885,975
Information Technology - 0.8%
Software - 0.8%
Lumine Group Inc Subordinate Voting Shares (a)(b)	785,000	30,451,609
Materials - 1.1%
Metals & Mining - 1.1%
OR Royalties Inc	1,534,700	42,509,949
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (a)	950,000	3,489,824
TOTAL CANADA		147,422,759
CHINA - 0.4%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	2,306,670	7,839,659
Health Care - 0.2%
Biotechnology - 0.1%
Zai Lab Ltd (a)	850,000	3,211,354
Pharmaceuticals - 0.1%
Consun Pharmaceutical Group Ltd	3,000,000	5,262,040
TOTAL HEALTH CARE		8,473,394

TOTAL CHINA		16,313,053
DENMARK - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Royal Unibrew A/S	38,600	2,892,897
EGYPT - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Integrated Diagnostics Holdings PLC (a)(b)(d)	15,331,734	5,442,766
FRANCE - 3.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aramis Group Sas (a)(b)(d)	99,055	607,033
Maisons du Monde SA (a)(b)(d)	259,100	654,942
		1,261,975
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	97,649	10,564,231
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	594,300	11,112,555
Health Care - 0.6%
Pharmaceuticals - 0.6%
Vetoquinol SA	263,180	23,186,327
Industrials - 2.0%
Aerospace & Defense - 0.7%
LISI SA	464,692	25,136,529
Commercial Services & Supplies - 0.3%
Elis SA	420,000	11,618,329
Ground Transportation - 0.3%
Stef SA	75,000	11,332,116
Machinery - 0.5%
Exail Technologies SA (a)	142,700	19,313,920
Trading Companies & Distributors - 0.2%
Thermador Groupe	90,600	8,457,524
TOTAL INDUSTRIALS		75,858,418

Information Technology - 0.4%
Software - 0.4%
Lectra	599,165	16,718,106
Real Estate - 0.1%
Industrial REITs - 0.1%
ARGAN SA	45,000	3,384,229
TOTAL FRANCE		142,085,841
GERMANY - 5.6%
Communication Services - 2.9%
Entertainment - 2.0%
CTS Eventim AG & Co KGaA	656,834	74,395,712
Interactive Media & Services - 0.9%
Scout24 SE (b)(d)	260,500	34,900,977
TOTAL COMMUNICATION SERVICES		109,296,689

Consumer Discretionary - 1.5%
Specialty Retail - 1.5%
Auto1 Group SE (a)(b)(d)	1,292,100	39,075,430
Fielmann Group AG	255,300	16,198,969
		55,274,399
Industrials - 1.2%
Aerospace & Defense - 0.7%
Montana Aerospace Ag (a)(b)(d)	120,000	4,195,752
Rheinmetall AG	11,800	23,358,081
		27,553,833
Machinery - 0.5%
Norma Group SE	107,000	1,902,449
Stabilus SE	541,950	15,616,452
		17,518,901
TOTAL INDUSTRIALS		45,072,734

Information Technology - 0.0%
IT Services - 0.0%
Bechtle AG	66,200	2,887,423
TOTAL GERMANY		212,531,245
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	897,400	10,241,129
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	151,700	4,553,341
INDONESIA - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Selamat Sempurna Tbk PT	51,800,000	6,238,875
IRELAND - 1.4%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cairn Homes PLC	5,041,234	12,516,487
Industrials - 0.8%
Machinery - 0.0%
Mincon Group Plc	3,809,284	1,608,447
Trading Companies & Distributors - 0.8%
AerCap Holdings NV	246,000	26,383,500
TOTAL INDUSTRIALS		27,991,947

Real Estate - 0.3%
Residential REITs - 0.3%
Irish Residential Properties Reit PLC	10,949,300	12,195,453
TOTAL IRELAND		52,703,887
ISRAEL - 1.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC (c)	391,300	4,731,033
Financials - 0.8%
Capital Markets - 0.8%
Tel Aviv Stock Exchange Ltd	1,599,457	30,290,535
Information Technology - 1.0%
Communications Equipment - 0.9%
Ituran Location and Control Ltd	778,735	30,760,033
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (a)(c)	51,904	4,886,761
TOTAL INFORMATION TECHNOLOGY		35,646,794

TOTAL ISRAEL		70,668,362
ITALY - 2.9%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (c)	378,900	2,620,348
Financials - 0.4%
Capital Markets - 0.1%
Banca Generali SpA	72,400	4,051,826
Financial Services - 0.3%
BFF Bank SpA (a)(b)(d)	529,000	6,296,537
Generalfinance Spa	245,000	4,641,260
		10,937,797
TOTAL FINANCIALS		14,989,623

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(b)(d)	455,600	2,550,260
Industrials - 2.4%
Commercial Services & Supplies - 0.2%
doValue SpA (a)(b)(c)(d)	2,973,714	8,870,877
Machinery - 2.1%
Interpump Group SpA	1,926,137	79,043,948
Passenger Airlines - 0.1%
Wizz Air Holdings Plc (a)(b)(d)	120,000	1,996,823
TOTAL INDUSTRIALS		89,911,648

TOTAL ITALY		110,071,879
JAPAN - 30.8%
Consumer Discretionary - 5.2%
Broadline Retail - 0.0%
ASKUL Corp	23,400	233,715
Distributors - 0.2%
Central Automotive Products Ltd	692,337	8,840,213
Diversified Consumer Services - 0.4%
Aucnet Inc	1,415,620	15,808,491
Hotels, Restaurants & Leisure - 3.2%
Curves Holdings Co Ltd (e)	5,499,859	27,162,537
Gift Holdings Inc (c)	696,900	16,048,735
Koshidaka Holdings Co Ltd (e)	5,252,659	47,457,872
Kyoritsu Maintenance Co Ltd	213,200	5,133,048
Monogatari Corp/The	925,488	24,020,859
		119,823,051
Leisure Products - 0.2%
Yonex Co Ltd	315,000	6,185,165
Specialty Retail - 1.2%
Intermestic Inc (c)	300,000	3,825,198
JINS Holdings Inc (c)	65,300	3,462,308
USS Co Ltd	3,661,400	39,795,363
		47,082,869
TOTAL CONSUMER DISCRETIONARY		197,973,504

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 1.6%
Belc Co Ltd	130,000	6,219,282
Daikokutenbussan Co Ltd	236,400	11,228,818
Kato Sangyo Co Ltd	110,000	4,175,300
Kusuri no Aoki Holdings Co Ltd	609,274	16,217,664
Qol Holdings Co Ltd	510,000	6,825,749
YAKUODO Holdings Co Ltd	918,800	14,023,701
Yaoko Co Ltd	60,500	3,915,403
		62,605,917
Food Products - 0.3%
Iwatsuka Confectionery Co Ltd	211,600	4,144,921
Kewpie Corp	103,200	2,820,242
Kotobuki Spirits Co Ltd	312,900	4,175,229
		11,140,392
Household Products - 0.1%
Transaction Co Ltd	140,900	2,443,977
Personal Care Products - 0.3%
Artnature Inc	1,124,900	5,973,745
Rohto Pharmaceutical Co Ltd	350,000	4,995,934
		10,969,679
TOTAL CONSUMER STAPLES		87,159,965

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Itochu Enex Co Ltd	220,700	2,963,101
Iwatani Corp	620,000	6,521,401
San-Ai Obbli Co Ltd	1,198,872	16,160,573
		25,645,075
Financials - 1.9%
Banks - 1.9%
Chiba Bank Ltd/The	1,601,900	14,930,846
Hachijuni Bank Ltd/The	1,980,100	17,814,276
Hokuhoku Financial Group Inc	1,347,800	28,468,839
Kyoto Financial Group Inc	711,612	12,873,587
		74,087,548
Health Care - 1.9%
Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co Ltd	257,600	4,008,794
Medikit Co Ltd	658,800	11,173,066
Nagaileben Co Ltd	1,528,000	22,138,764
Paramount Bed Holdings Co Ltd	426,612	6,999,686
Techno Medica Co Ltd	283,000	3,510,280
		47,830,590
Health Care Providers & Services - 0.1%
As One Corp	299,500	4,706,568
Health Care Technology - 0.5%
M3 Inc	200,000	2,459,760
Software Service Inc	164,100	14,769,320
		17,229,080
Pharmaceuticals - 0.0%
Santen Pharmaceutical Co Ltd	400,000	4,419,567
TOTAL HEALTH CARE		74,185,805

Industrials - 8.0%
Building Products - 0.1%
Nichias Corp	116,900	4,472,645
Commercial Services & Supplies - 1.9%
CTS Co Ltd	500,000	2,895,122
Daiei Kankyo Co Ltd	796,100	16,403,970
Japan Elevator Service Holdings Co Ltd	1,239,800	33,097,110
Park24 Co Ltd	600,000	7,577,039
Prestige International Inc	1,089,100	4,738,307
Pronexus Inc	1,122,177	8,425,369
		73,136,917
Construction & Engineering - 0.9%
SHO-BOND Holdings Co Ltd	1,108,800	35,403,912
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	180,000	8,949,281
SWCC Corp	132,100	7,908,167
		16,857,448
Machinery - 2.5%
DMG Mori Co Ltd	174,900	4,041,453
Ebara Corp	275,000	5,021,729
Fujitec Co Ltd	497,800	18,426,364
IHI Corp	21,400	2,383,035
Japan Steel Works Ltd/The	53,600	3,305,919
Kawasaki Heavy Industries Ltd	56,000	4,089,851
Mitsuboshi Belting Ltd	272,952	6,501,805
Moriya Transportation Engineering & Manufacturing Co Ltd	330,500	9,059,500
NS Tool Co Ltd (e)	1,444,000	7,420,315
Sumitomo Heavy Industries Ltd	200,000	4,429,309
Takeuchi Manufacturing Co Ltd	190,400	6,806,055
Tocalo Co Ltd	1,479,649	19,799,511
		91,284,846
Professional Services - 2.0%
BayCurrent Inc	199,500	11,455,299
Funai Soken Holdings Inc	455,457	7,168,987
MEITEC Group Holdings Inc	144,000	3,012,135
Timee Inc (a)(c)	1,788,400	23,833,552
Visional Inc (a)	373,500	29,194,824
		74,664,797
Trading Companies & Distributors - 0.2%
Inaba Denki Sangyo Co Ltd	147,800	3,875,978
Mitani Corp	325,400	4,767,096
		8,643,074
TOTAL INDUSTRIALS		304,463,639

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 3.5%
Ai Holdings Corp	376,292	6,022,886
Azbil Corp	10,863,460	101,512,577
Dexerials Corp	306,900	4,437,051
Hamamatsu Photonics KK	250,000	3,051,273
Ibiden Co Ltd	159,100	6,728,522
Maruwa Co Ltd/Aichi	20,700	6,239,345
Rigaku Holdings Corp (c)	750,000	3,827,711
		131,819,365
IT Services - 2.2%
Digital Hearts Holdings Co Ltd	95,350	605,719
NSD Co Ltd	1,714,580	41,009,511
Obic Co Ltd	398,000	14,169,829
Softcreate Holdings Corp	200,000	2,965,474
TIS Inc	829,836	26,473,363
		85,223,896
Semiconductors & Semiconductor Equipment - 0.4%
Shibaura Mechatronics Corp	171,400	12,062,209
SUMCO Corp	600,000	4,692,480
		16,754,689
Software - 1.7%
Broadleaf Co Ltd	3,405,173	17,194,429
m-up Holdings Inc	1,235,939	17,224,962
Miroku Jyoho Service Co Ltd	518,891	6,473,908
Systena Corp	3,000,000	7,946,933
WingArc1st Inc	589,436	14,098,157
		62,938,389
Technology Hardware, Storage & Peripherals - 0.2%
MCJ Co Ltd	734,500	6,828,482
TOTAL INFORMATION TECHNOLOGY		303,564,821

Materials - 1.7%
Chemicals - 1.6%
Air Water Inc (Osaka)	325,000	4,801,130
Kuraray Co Ltd	429,900	5,315,059
Nihon Parkerizing Co Ltd	1,706,118	15,563,396
Osaka Soda Co Ltd (c)	443,900	5,405,753
SK Kaken Co Ltd	496,920	29,860,337
		60,945,675
Construction Materials - 0.1%
Maeda Kosen Co Ltd	340,900	4,300,162
TOTAL MATERIALS		65,245,837

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Arealink Co Ltd	340,000	5,710,893
Goldcrest Co Ltd	1,123,700	24,589,040
Katitas Co Ltd	200,000	3,353,642
Relo Group Inc	400,000	4,593,284
		38,246,859
Utilities - 0.1%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	280,000	3,361,804
TOTAL JAPAN		1,173,934,857
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BGF retail Co Ltd	157,318	12,665,752
Materials - 0.1%
Chemicals - 0.1%
Soulbrain Co Ltd	18,000	3,033,944
TOTAL KOREA (SOUTH)		15,699,696
NETHERLANDS - 4.2%
Financials - 0.4%
Capital Markets - 0.4%
Van Lanschot Kempen NV depository receipt	244,930	16,016,159
Industrials - 2.5%
Construction & Engineering - 0.4%
Koninklijke Heijmans N.V depository receipt	215,000	13,740,048
Electrical Equipment - 0.1%
TKH Group NV depository receipt	117,600	4,852,857
Machinery - 1.8%
Aalberts NV (c)	2,149,335	69,071,442
Trading Companies & Distributors - 0.2%
IMCD NV	77,666	8,537,077
TOTAL INDUSTRIALS		96,201,424

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
BE Semiconductor Industries NV	360,951	49,059,348
TOTAL NETHERLANDS		161,276,931
NORWAY - 1.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (b)(d)	794,000	7,472,526
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA	400,000	2,959,752
Financials - 0.1%
Banks - 0.1%
SpareBank 1 SMN	304,700	5,677,446
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA	393,375	8,294,636
Industrials - 1.0%
Aerospace & Defense - 0.9%
Kongsberg Gruppen ASA	1,049,540	31,444,477
Construction & Engineering - 0.1%
Norconsult Norge AS	1,127,500	4,733,042
TOTAL INDUSTRIALS		36,177,519

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	840,200	3,006,896
TOTAL NORWAY		63,588,775
PHILIPPINES - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	3,170,000	24,382,581
POLAND - 0.2%
Information Technology - 0.2%
IT Services - 0.1%
Sygnity SA (a)	79,616	2,485,643
Software - 0.1%
Asseco Poland SA	90,000	4,870,382
TOTAL POLAND		7,356,025
SINGAPORE - 0.3%
Industrials - 0.3%
Construction & Engineering - 0.3%
Boustead Singapore Ltd	9,400,000	11,209,673
SPAIN - 1.0%
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	120,000	3,608,474
Household Durables - 0.1%
Neinor Homes SA (b)(d)	152,500	2,972,484
TOTAL CONSUMER DISCRETIONARY		6,580,958

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Clinica Baviera SA	95,000	4,737,692
Industrials - 0.6%
Air Freight & Logistics - 0.1%
Logista Integral SA	154,600	4,897,683
Commercial Services & Supplies - 0.1%
Befesa SA (b)(d)	140,000	4,214,680
Machinery - 0.4%
Fluidra SA	574,020	14,385,374
TOTAL INDUSTRIALS		23,497,737

Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	36,600	3,947,068
TOTAL SPAIN		38,763,455
SWEDEN - 10.3%
Consumer Discretionary - 1.2%
Automobile Components - 0.6%
Autoliv Inc	160,900	17,948,395
Dometic Group AB (d)	701,300	3,559,066
		21,507,461
Broadline Retail - 0.2%
Rusta AB	1,050,000	8,221,519
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares	450,000	7,635,416
Household Durables - 0.1%
JM AB	315,300	4,528,557
Specialty Retail - 0.1%
BHG Group AB (a)	2,241,400	5,339,474
TOTAL CONSUMER DISCRETIONARY		47,232,427

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Apotea Sverige AB (c)	750,000	8,773,910
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Surgical Science Sweden AB (a)	190,000	2,872,538
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	930,523	16,435,113
TOTAL HEALTH CARE		19,307,651

Industrials - 5.0%
Aerospace & Defense - 0.6%
INVISIO AB	683,872	22,180,388
Machinery - 0.2%
Beijer Alma AB B Shares	263,600	7,108,859
Trading Companies & Distributors - 4.2%
AddTech AB B Shares	3,057,896	103,083,044
Bergman & Beving AB B Shares	1,701,876	54,763,229
		157,846,273
TOTAL INDUSTRIALS		187,135,520

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 2.8%
Lagercrantz Group AB B Shares	4,655,199	108,328,456
Materials - 0.2%
Chemicals - 0.2%
Kb Components Ab	900,000	4,642,848
Metals & Mining - 0.0%
Alleima AB	200,000	1,416,860
TOTAL MATERIALS		6,059,708

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (a)	2,434,706	15,320,672
TOTAL SWEDEN		392,158,344
SWITZERLAND - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
VZ Holding AG	25,092	5,331,953
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Tecan Group AG	11,910	2,375,402
TOTAL SWITZERLAND		7,707,355
TAIWAN - 1.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd (e)	3,559,432	20,895,114
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
eMemory Technology Inc	258,000	17,425,783
TOTAL TAIWAN		38,320,897
UNITED KINGDOM - 19.9%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.7%
Zegona Communications plc (a)	2,435,000	28,556,151
Interactive Media & Services - 2.1%
Baltic Classifieds Group PLC	11,652,600	55,092,642
Rightmove PLC	2,199,463	23,778,045
		78,870,687
Media - 0.1%
4imprint Group PLC	51,800	2,459,328
TOTAL COMMUNICATION SERVICES		109,886,166

Consumer Discretionary - 4.1%
Distributors - 0.1%
Inchcape PLC	610,300	5,658,069
Hotels, Restaurants & Leisure - 1.7%
Dp Poland PLC (a)	42,210,188	5,713,851
InterContinental Hotels Group PLC ADR	442,800	51,435,648
J D Wetherspoon PLC	237,500	2,361,817
On the Beach Group PLC (b)(d)	1,801,700	6,424,421
		65,935,737
Household Durables - 0.2%
Berkeley Group Holdings PLC	64,188	3,086,919
Vistry Group PLC (a)	409,700	3,156,604
		6,243,523
Leisure Products - 1.9%
Games Workshop Group PLC	326,942	70,336,304
Specialty Retail - 0.1%
Pets at Home Group Plc	1,341,900	4,054,748
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC (a)	246,800	4,186,442
TOTAL CONSUMER DISCRETIONARY		156,414,823

Consumer Staples - 0.1%
Food Products - 0.1%
Premier Foods PLC	2,015,400	5,131,638
Financials - 0.8%
Capital Markets - 0.5%
Petershill Partners PLC (b)(d)	772,500	2,397,475
St James's Place PLC	746,700	12,903,503
		15,300,978
Financial Services - 0.1%
Enity Holding AB	630,000	5,264,990
Insurance - 0.2%
Lancashire Holdings Ltd	661,924	5,472,304
Sabre Insurance Group PLC (b)(d)	1,994,547	4,030,170
		9,502,474
TOTAL FINANCIALS		30,068,442

Industrials - 5.9%
Aerospace & Defense - 0.3%
Avon Technologies PLC	449,600	12,558,114
Air Freight & Logistics - 0.1%
Ferrari Group PLC	450,000	4,924,849
Industrial Conglomerates - 0.4%
DCC PLC	230,000	14,458,476
Machinery - 1.7%
Bodycote PLC	5,504,561	46,270,995
IMI PLC	170,800	5,012,099
Judges Scientific PLC (c)	50,000	3,961,950
Rotork PLC	782,600	3,365,208
Spirax Group PLC	59,897	5,019,084
		63,629,336
Marine Transportation - 0.4%
Clarkson PLC	305,634	13,945,608
Professional Services - 0.1%
GlobalData PLC (c)	2,200,000	4,111,183
Trading Companies & Distributors - 2.9%
Diploma PLC	503,800	35,795,479
Howden Joinery Group PLC	5,622,682	65,345,236
RS GROUP PLC	1,197,500	8,840,464
		109,981,179
TOTAL INDUSTRIALS		223,608,745

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 2.7%
Oxford Instruments PLC	525,000	12,591,077
Spectris PLC	1,658,100	87,371,814
		99,962,891
IT Services - 0.1%
Softcat PLC	246,245	5,310,573
Software - 0.5%
Pinewood Technologies Group PLC (a)	1,096,940	6,997,094
Sage Group PLC/The	790,000	12,728,425
		19,725,519
TOTAL INFORMATION TECHNOLOGY		124,998,983

Materials - 1.5%
Chemicals - 0.0%
Synthomer PLC (a)(c)	2,152,695	2,331,224
Construction Materials - 1.0%
SigmaRoc PLC (a)	24,175,473	36,844,149
Metals & Mining - 0.5%
Hill & Smith PLC	675,514	18,243,804
TOTAL MATERIALS		57,419,177

Real Estate - 1.3%
Real Estate Management & Development - 0.3%
Grainger PLC	1,156,700	3,139,209
LSL Property Services PLC	690,700	2,709,154
Savills PLC	369,600	4,778,619
		10,626,982
Residential REITs - 0.7%
UNITE Group PLC/The	2,462,674	24,343,693
Retail REITs - 0.2%
Shaftesbury Capital PLC	4,250,000	8,879,390
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	450,000	5,562,578
TOTAL REAL ESTATE		49,412,643

TOTAL UNITED KINGDOM		756,940,617
UNITED STATES - 1.5%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
PriceSmart Inc	209,112	22,479,540
Financials - 0.6%
Capital Markets - 0.6%
Morningstar Inc	81,246	22,461,269
Health Care - 0.1%
Biotechnology - 0.1%
Legend Biotech Corp ADR (a)	120,000	4,688,400
Materials - 0.2%
Metals & Mining - 0.2%
Ramaco Resources Inc Class A (c)	425,000	8,648,750
TOTAL UNITED STATES		58,277,959
TOTAL COMMON STOCKS (Cost $2,501,876,714)		3,744,545,216

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (f)(g)	283	2,934,235
Valsoft Corp Series A-1.3 (f)(g)	100	1,036,831
Valsoft Corp Series A-1.4 (f)(g)	130	1,347,882

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,018,658)		5,318,948

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	64,247,225	64,260,075
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	21,604,221	21,606,381
TOTAL MONEY MARKET FUNDS (Cost $85,865,562)			85,866,456

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,593,760,934)	3,835,730,620
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(24,399,499)
NET ASSETS - 100.0%	3,811,331,121

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $193,878,601 or 5.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,440,243 or 4.3% of net assets.

(e)	Affiliated company
(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,318,948 or 0.1% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/25	3,314,980

Valsoft Corp Series A-1.3	3/17/25	992,687

Valsoft Corp Series A-1.4	3/17/25	1,710,991

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	105,739,573	1,192,994,012	1,234,473,510	2,065,699	-	-	64,260,075	64,247,225	0.1%
Fidelity Securities Lending Cash Central Fund	28,491,024	685,569,926	692,454,569	642,876	-	-	21,606,381	21,604,221	0.1%
Total	134,230,597	1,878,563,938	1,926,928,079	2,708,575	-	-	85,866,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Addcn Technology Co Ltd	20,624,736	-	-	458,240	-	270,378	20,895,114	3,559,432
Curves Holdings Co Ltd	28,078,149	885,514	-	264,549	-	(1,801,126)	27,162,537	5,499,859
Koshidaka Holdings Co Ltd	41,006,495	184,262	-	378,987	-	6,267,115	47,457,872	5,252,659
NS Tool Co Ltd	6,974,922	-	-	130,173	-	445,393	7,420,315	1,444,000
Total	96,684,302	1,069,776	-	1,231,949	-	5,181,760	102,935,838

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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